Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes
Reconciliation Between U.S. Corporate Income Tax Rate and Effective Income Tax Rate from Continuing Operations

	For the six months ended June 30,
	2024	2023
U.S. corporate income tax rate	21%	21%
Dividends received deduction	(4)	(64)
Tax credits	(3)	(50)
Interest exclusion from taxable income	(1)	(19)
Employee compensation	—	(5)
Other postretirement employee benefits redesignation	—	(4)
Low income housing tax credit amortization	2	33
State income taxes	1	9
Nondeductible expenses	—	2
Effective income tax rate	16%	(77)%

	For the year ended December 31,
	2023	2022	2021
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(47)	(1)	(5)
Tax credits	(40)	(1)	(3)
Interest exclusion from taxable income	(15)	—	(1)
Impact of equity method presentation	(3)	—	—
Employee compensation	(2)	—	—
Other postretirement employee benefits redesignation	(2)	—	—
Low income housing tax credit amortization	24	—	—
State income taxes	4	—	—
Nondeductible expenses	2	—	—
Other	(1)	—	1
Effective income tax rate	(59)%	19%	13%